Borrowings - Schedule of Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Other borrowings - secured	¥ 15,171	¥ 13,723
Non-current borrowings, total	15,171	13,723
Current
Bank borrowings - secured	94,398	61,781
Other borrowings - secured	34,683	10,434
Current borrowings, total	129,081	72,215
Effective interest rate on the borrowings	¥ 144,252	¥ 85,938